LOANS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Activity in allowance for loan losses
Beginning Balance	$ 5,440,720	$ 6,047,000	$ 5,842,000
Charge-offs	1,340,000	2,304,000	2,335,000
Recoveries	961,000	648,000	490,000
Provision	950,000	1,050,000	2,050,000
Ending Balance	6,012,175	5,440,720	6,047,000
Commercial
Activity in allowance for loan losses
Beginning Balance	230,000	150,000	192,000
Charge-offs	258,000	12,000	21,000
Recoveries		28,000	24,000
Provision	367,000	64,000	(45,000)
Ending Balance	339,000	230,000	150,000
Real estate construction
Activity in allowance for loan losses
Beginning Balance	358,000	918,000	1,008,000
Charge-offs		578,000	74,000
Recoveries	14,000	23,000	19,000
Provision	74,000	(5,000)	(35,000)
Ending Balance	446,000	358,000	918,000
1-4 family residential
Activity in allowance for loan losses
Beginning Balance	2,169,000	1,989,000	2,257,000
Charge-offs	274,000	262,000	1,090,000
Recoveries	59,000	63,000	38,000
Provision	(125,000)	379,000	784,000
Ending Balance	1,829,000	2,169,000	1,989,000
Multi-family residential
Activity in allowance for loan losses
Beginning Balance	427,000	414,000	336,000
Charge-offs	42,000	161,000	88,000
Recoveries	57,000	113,000	1,000
Provision	53,000	61,000	165,000
Ending Balance	495,000	427,000	414,000
Non-farm & non-residential
Activity in allowance for loan losses
Beginning Balance	564,000	628,000	410,000
Charge-offs		99,000	126,000
Recoveries	368,000	18,000	1,000
Provision	(119,000)	17,000	343,000
Ending Balance	813,000	564,000	628,000
Agricultural
Activity in allowance for loan losses
Beginning Balance	578,000	845,000	721,000
Charge-offs	8,000	109,000	15,000
Recoveries	27,000	24,000	9,000
Provision	401,000	(182,000)	130,000
Ending Balance	998,000	578,000	845,000
Consumer
Activity in allowance for loan losses
Beginning Balance	548,000	517,000	524,000
Charge-offs	239,000	460,000	424,000
Recoveries	67,000	35,000	64,000
Provision	144,000	456,000	353,000
Ending Balance	520,000	548,000	517,000
Other
Activity in allowance for loan losses
Beginning Balance	51,000	54,000	50,000
Charge-offs	519,000	623,000	497,000
Recoveries	369,000	344,000	334,000
Provision	131,000	276,000	167,000
Ending Balance	32,000	51,000	54,000
Unallocated
Activity in allowance for loan losses
Beginning Balance	516,000	532,000	344,000
Provision	24,000	(16,000)	188,000
Ending Balance	$ 540,000	$ 516,000	$ 532,000